Investments in associated undertakings (Details) - GBP (£) £ in Millions			12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments in associated undertakings
Balance at beginning			£ 30
Share of profit from associates (net of tax)			9	£ 8	£ 8
Dividends received from associates			4	4	12
Balance at end	£ 53	£ 30	53	30
Revenue			3,714	2,957	2,803
Profit			232	263	186
Nippon Calmic Limited
Investments in associated undertakings
Balance at beginning			29	27
Exchange differences			(1)	(2)
Share of profit from associates (net of tax)			8	8
Dividends received from associates			4	4
Balance at end	£ 32	£ 29	32	29	£ 27
Tax expense on share of profit			4	4
Ownership interest in associate	49.00%	49.00%
Assets	£ 66	£ 53	66	53
Liabilities	(33)	(24)	(33)	(24)
Revenue			52	52
Profit			8	8
Individually immaterial associated undertakings
Investments in associated undertakings
Balance at beginning			1
Exchange differences			(1)
Acquisition			20	1
Share of profit from associates (net of tax)			1
Balance at end	£ 21	£ 1	21	1
Unrecognised share of losses of associates			£ 1	£ 0